Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Comprehensive Loss
Balance at Dec. 31, 2008	$ (2,016)	$ 63	$ 2,409	$ (4,488)
Balance (in shares) at Dec. 31, 2008		6,300,000
Comprehensive loss
Net loss	(3,337)			(3,337)		(3,337)
Unrealized gain (loss) on investments, net	33				33	33
Comprehensive loss	(3,304)					(3,304)
Cumulative effect adjustment for adoption of FASB ASC 815-40	(1,570)		(194)	(1,376)
Common stock issued	1,750	3	1,747
Common stock issued (in shares)		300,000
Common stock issued upon conversion of note payable, conversion price of $0.625	3,000	48	2,952
Common stock issued upon conversion of note payable, conversion price of $0.625 (in shares)		4,800,000
Common stock issued upon conversion of accumulated interest on note payable, conversion price of $0.625	217	4	213
Common stock issued upon conversion of accumulated interest on note payable, conversion price of $0.625 (in shares)		347,389
Common stock issued, $1.00 per share, employee exercise of incentive stock option	1		1
Common stock issued, $1.00 per share, employee exercise of incentive stock option (in shares)		1,000
Common stock issued, $6.00 per share, under private placement offering (net of issuance costs of $29)	3,068	5	3,063
Common stock issued, $6.00 per share, under private placement offering (net of issuance costs of $29) (in shares)		516,241
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively)	929	1	928
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively) (in shares)		134,289
Stock-based compensation expense	437		437
Balance at Dec. 31, 2009	2,512	124	11,556	(9,201)	33
Balance (in shares) at Dec. 31, 2009		12,398,919
Comprehensive loss
Net loss	(10,892)			(10,892)		(10,892)
Unrealized gain (loss) on investments, net	13				13	13
Reclassification of unrealized gain on short-term investments	(46)				(46)	(46)
Comprehensive loss	(10,925)					(10,925)
Common stock issued upon exercise of investor stock purchase option	7,000	10	6,990
Common stock issued upon exercise of investor stock purchase option (in shares)		1,000,000
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively)	1,236	2	1,234
Common stock issued, $7.00 per share, under private placement offering (net of issuance costs of $44 and $11 for the year ended December 2010 and 2009, respectively) (in shares)		182,872
Stock-based compensation expense	625		625
Balance at Dec. 31, 2010	448	136	20,405	(20,093)
Balance (in shares) at Dec. 31, 2010	13,581,791	13,581,791
Comprehensive loss
Net loss	(4,250)			(4,250)		(4,250)
Unrealized gain (loss) on investments, net	(3)				(3)	(3)
Comprehensive loss	(4,253)					(4,253)
Common stock issued	13,632	20	13,612
Common stock issued (in shares)		2,062,500
Common stock issued, $1.00 per share, employee exercise of incentive stock option	88	1	87
Common stock issued, $1.00 per share, employee exercise of incentive stock option (in shares)		87,500
Issuance of common stock to Aspire Capital		4	(4)
Issuance of common stock to Aspire Capital (in shares)		378,788
Restricted stock grants		1	(1)
Restricted stock grants (in shares)		135,000
Stock-based compensation expense	492		492
Balance at Dec. 31, 2011	$ 10,407	$ 162	$ 34,591	$ (24,343)	$ (3)
Balance (in shares) at Dec. 31, 2011	16,245,579	16,245,579